Transactions With Related Parties (Schedule Of Revenues, Expenses And Reimbursements From Affiliates) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Related Party Transaction [Line Items]
Operating revenues	$ 113,743,000	$ 131,225,000	$ 105,235,000
Operating expenses	35,000,000	18,000,000	21,000,000
Reimbursements of operating expenses	1,000,000	2,000,000		[1]
Maximum [Member]
Related Party Transaction [Line Items]
Reimbursements of operating expenses			$ 1,000,000

[1]	Amount was less than $1 million.